Investment in a Joint Venture	12 Months Ended
Dec. 31, 2024
Investment in a Joint Venture [Abstract]
INVESTMENT IN A JOINT VENTURE
17.	INVESTMENT IN A JOINT VENTURE

	As at December 31
	2023	2024	2024
	RMB	RMB	US$
Share of net assets	16,998	32,717	4,482

Particulars of the Group’s principal joint venture are as follows:

Name	Place of registration and business	Registered share capital	Percentage of ownership interest		Principal activities
		RMB

Suzhou Ascentage Harvest Venture Capital LLP* (“Ascentage Harvest”)	PRC	360,000	33.42	%**	Investment in Biotechnology companies

The above investment is indirectly held by the Company.

*	The English name of the company registered in the PRC represents the best efforts made by the management of the Company in directly translating the Chinese name of this company as no English name has been registered.

**	The Group holds two of three representatives in the committee that directs the relevant activities of Ascentage Harvest. As a result, the Group has significant influence over the financial and operating policy decisions of Ascentage Harvest.

The Group increased its capital in Ascentage Harvest by RMB16,000 during the year ended December 31, 2024 and the percentage of ownership interest has increased to 33.42%.

The following table illustrates the summarized financial information of the Group’s joint venture:

	As at December 31
	2023	2024	2023
	RMB	RMB	US$
Share of the joint venture’s gain/(loss) for the year	1,076	(281)	(38)
Share of the joint venture’s total comprehensive gain/(loss) for the year	1,076	(281)	(38)
Aggregate carrying amount of the Group’s investment in the joint venture	16,998	32,717	4,482